Tax expense	6 Months Ended
Jun. 30, 2023
Income taxes paid (refund) [abstract]
Tax expense
Note 7: Tax expense
In accordance with IAS 34, the Group’s income tax expense for the half-year to 30 June 2023 is based on the best estimate of the weighted-average annual income tax rate expected for the full financial year. The tax effects of one-off items are not included in the weighted-average annual income tax rate, but are recognised in the relevant period.
An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022 £m

Profit before tax	3,530	3,283
UK corporation tax thereon at 23.5 per cent (2022: 19.0 per cent)	(830)	(624)
Impact of surcharge on banking profits	(130)	(168)
Non-deductible costs: conduct charges	(2)	(4)
Other non-deductible costs	(40)	(3)
Non-taxable income	1	35
Tax relief on coupons on other equity instruments	38	–
Tax-exempt gains on disposals	22	–
Tax losses where no deferred tax recognised	–	(4)
Remeasurement of deferred tax due to rate changes	(1)	(16)
Differences in overseas tax rates	(1)	(44)
Adjustments in respect of prior years	3	(14)
Tax expense	(940)	(842)